Investment Objectives and Goals - FT Confluence BDC & Specialty Finance Income ETF	Jun. 20, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Confluence BDC & Specialty Finance Income ETF (FBDC)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The FT Confluence BDC & Specialty Finance Income ETF (the "Fund") seeks a high level of current income. As a secondary objective, the Fund seeks an attractive total return.